Leases (Lease Assets and Liabilities Recorded in Consolidated Balance Sheets) (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Lessee Lease Disclosure [Line Items]
Operating lease assets		$ 468	$ 504
Finance lease assets	[1]	87
Total lease assets		555
Operating lease liabilities - current	[2]	59
Finance lease liabilities - current	[3]	15
Total lease liabilities - current		74
Operating lease liabilities - noncurrent		404		$ 0
Finance lease liabilities - noncurrent	[4]	72
Total lease liabilities - noncurrent		476
Total lease liabilities		550
Virginia Electric and Power Company
Lessee Lease Disclosure [Line Items]
Operating lease assets		191	209
Finance lease assets	[1]	11
Total lease assets		202
Operating lease liabilities - current	[2]	31
Finance lease liabilities - current	[3]	2
Total lease liabilities - current		33
Operating lease liabilities - noncurrent		158
Finance lease liabilities - noncurrent	[4]	8
Total lease liabilities - noncurrent		166
Total lease liabilities		199
Dominion Energy Gas Holdings, LLC
Lessee Lease Disclosure [Line Items]
Operating lease assets		39	$ 64
Finance lease assets	[1]	3
Total lease assets	[5]	42
Operating lease liabilities - current	[2]	6
Finance lease liabilities - current	[3]
Total lease liabilities - current		6
Operating lease liabilities - noncurrent		32
Finance lease liabilities - noncurrent	[4]	3
Total lease liabilities - noncurrent		35
Total lease liabilities	[5]	$ 41

[1]	Included in property, plant and equipment in the Companies’ Consolidated Balance Sheets, net of $32 million, $2 million and $1 million of accumulated amortization at Dominion Energy, Virginia Power and Dominion Energy Gas, respectively, at June 30, 2019.
[2]	Included in other current liabilities in the Companies’ Consolidated Balance Sheets.
[3]	Included in securities due within one year in the Companies’ Consolidated Balance Sheets.
[4]	Included in long-term debt in the Companies’ Consolidated Balance Sheets.
[5]	Excludes $24 million of lease assets recorded in assets of discontinued operations and $25 million of lease liabilities recorded in liabilities of discontinued operations.